Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,361,440
Previously Paid Amount	0
Total Fee Amount	5,107.64
Total Offset Amount	0
Net Fee	$ 5,107.64